Tax - Factors That May Affect The Future Tax Charge - Additional Information (Detail)	12 Months Ended
	Apr. 01, 2020	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of income tax reconciliation [Line Items]
Corporate income tax rate		19.25%	20.00%	20.25%
United Kingdom [member] | Changes in tax rates or tax laws enacted or announced [member]
Disclosure of income tax reconciliation [Line Items]
Corporate income tax rate	17.00%
United States [member]
Disclosure of income tax reconciliation [Line Items]
Corporate income tax rate		35.00%
United States [member] | Effective 1 January 2018 [Member]
Disclosure of income tax reconciliation [Line Items]
Corporate income tax rate		21.00%